UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	The George Putnam Fund of Boston

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
10/31/12 (Unaudited)

COMMON STOCKS (56.9%)(a)
		Shares	Value

Banking (5.1%)

Bank of New York Mellon Corp. (The)		195,200	$4,823,392

BB&T Corp.		56,300	1,629,885

Capital One Financial Corp.		108,700	6,540,479

Comerica, Inc.		70,900	2,113,529

Fifth Third Bancorp		75,700	1,099,921

JPMorgan Chase & Co.		462,300	19,268,664

PNC Financial Services Group, Inc.		40,400	2,350,876

State Street Corp.		180,200	8,031,514

U.S. Bancorp		129,700	4,307,337

Wells Fargo & Co.		342,800	11,548,931

			61,714,528
Basic materials (1.5%)

Alcoa, Inc.		213,900	1,833,123

Dow Chemical Co. (The)		61,048	1,788,706

E.I. du Pont de Nemours & Co.		121,800	5,422,535

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)		53,200	2,068,416

Nucor Corp.		59,300	2,379,709

PPG Industries, Inc.		23,800	2,786,504

Rio Tinto PLC ADR (United Kingdom)		23,100	1,154,538

Weyerhaeuser Co.(R)		35,072	971,144

			18,404,675
Capital goods (2.4%)

Cummins, Inc.		25,900	2,423,722

Eaton Corp.		98,000	4,627,560

Emerson Electric Co.		41,800	2,024,374

Illinois Tool Works, Inc.		60,500	3,710,465

Ingersoll-Rand PLC		29,000	1,363,870

Lockheed Martin Corp.		19,300	1,807,831

Northrop Grumman Corp.		75,600	5,192,964

Parker Hannifin Corp.		40,400	3,177,864

Raytheon Co.		60,800	3,438,848

Staples, Inc.		75,400	868,231

			28,635,729
Communication services (3.2%)

AT&T, Inc.		292,582	10,120,410

Comcast Corp. Class A		251,200	9,422,512

DIRECTV(NON)		16,300	833,093

Juniper Networks, Inc.(NON)		38,400	636,288

Time Warner Cable, Inc.		34,500	3,419,295

Verizon Communications, Inc.		198,800	8,874,432

Vodafone Group PLC ADR (United Kingdom)		198,300	5,397,726

			38,703,756
Conglomerates (1.7%)

3M Co.		19,800	1,734,480

General Electric Co.		665,100	14,007,006

Tyco International, Ltd.		165,900	4,457,733

			20,199,219
Consumer cyclicals (5.8%)

ADT Corp. (The)(NON)		54,050	2,243,616

Bed Bath & Beyond, Inc.(NON)		70,500	4,066,440

Carnival Corp.		53,500	2,026,580

Ford Motor Co.		201,400	2,247,624

Hasbro, Inc.		52,600	1,893,074

Home Depot, Inc. (The)		55,100	3,382,038

J.C. Penney Co., Inc.		84,400	2,026,444

Johnson Controls, Inc.		161,100	4,148,325

Kimberly-Clark Corp.		31,700	2,645,365

Macy's, Inc.		113,800	4,332,366

Marriott International, Inc. Class A		51,220	1,868,506

News Corp. Class A		164,800	3,942,016

Omnicom Group, Inc.		16,200	776,142

Owens Corning, Inc.(NON)		63,900	2,146,401

Stanley Black & Decker, Inc.		15,500	1,074,150

Target Corp.		121,100	7,720,125

Time Warner, Inc.		235,700	10,241,164

TJX Cos., Inc. (The)		40,300	1,677,689

Viacom, Inc. Class B		92,000	4,716,840

Wal-Mart Stores, Inc.		25,200	1,890,504

Walt Disney Co. (The)		98,700	4,843,209

			69,908,618
Consumer finance (0.3%)

American Express Co.		50,300	2,815,291

			2,815,291
Consumer staples (4.7%)

Avon Products, Inc.		167,800	2,599,222

Coca-Cola Co. (The)		52,600	1,955,668

Coca-Cola Enterprises, Inc.		168,300	5,291,352

Colgate-Palmolive Co.		18,000	1,889,280

CVS Caremark Corp.		146,300	6,788,320

General Mills, Inc.		70,700	2,833,656

Kellogg Co.		34,300	1,794,576

Lorillard, Inc.		28,200	3,271,482

McDonald's Corp.		42,000	3,645,600

Newell Rubbermaid, Inc.		100,400	2,072,256

PepsiCo, Inc.		23,900	1,654,836

Philip Morris International, Inc.		143,200	12,681,791

Procter & Gamble Co. (The)		108,300	7,498,692

Walgreen Co.		76,800	2,705,664

			56,682,395
Energy (8.0%)

Anadarko Petroleum Corp.		44,300	3,048,283

Chevron Corp.		79,300	8,739,653

ConocoPhillips		80,500	4,656,925

Devon Energy Corp.		26,500	1,542,565

Exxon Mobil Corp.		295,200	26,913,384

Halliburton Co.		131,500	4,246,135

Hess Corp.		53,800	2,811,588

Marathon Oil Corp.		133,000	3,997,980

National Oilwell Varco, Inc.		14,700	1,083,390

Noble Corp.		70,800	2,671,992

Occidental Petroleum Corp.		71,100	5,614,056

Phillips 66		24,100	1,136,556

Royal Dutch Shell PLC ADR (United Kingdom)		196,315	13,443,650

Schlumberger, Ltd.		77,795	5,409,086

Southwestern Energy Co.(NON)		82,200	2,852,340

Suncor Energy, Inc. (Canada)		83,000	2,790,460

Total SA ADR (France)		90,200	4,546,080

Valero Energy Corp.		37,300	1,085,430

			96,589,553
Financials (3.6%)

Aflac, Inc.		129,700	6,456,466

Citigroup, Inc.		319,050	11,929,280

Goldman Sachs Group, Inc. (The)		58,810	7,197,756

MetLife, Inc.		138,900	4,929,561

Progressive Corp. (The)		57,700	1,286,710

Prudential Financial, Inc.		201,000	11,467,050

			43,266,823
Health care (9.4%)

Baxter International, Inc.		111,400	6,976,982

Bristol-Myers Squibb Co.		72,500	2,410,625

CareFusion Corp.(NON)		87,500	2,324,000

CIGNA Corp.		107,300	5,472,300

Covidien PLC		93,812	5,154,969

Eli Lilly & Co.		58,000	2,820,540

Johnson & Johnson		290,500	20,573,210

Medtronic, Inc.		82,400	3,426,192

Merck & Co., Inc.		254,600	11,617,398

Novartis AG ADR (Switzerland)		64,000	3,869,440

Pfizer, Inc.		651,458	16,201,759

Shire PLC ADR (United Kingdom)		16,700	1,409,313

St. Jude Medical, Inc.		130,700	5,000,582

Stryker Corp.		75,000	3,945,000

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		81,700	3,302,314

Thermo Fisher Scientific, Inc.		141,500	8,639,990

UnitedHealth Group, Inc.		110,400	6,182,400

Zimmer Holdings, Inc.		50,400	3,236,184

			112,563,198
Insurance (2.2%)

Allstate Corp. (The)		57,800	2,310,844

Chubb Corp. (The)		73,000	5,619,540

Fidelity National Financial, Inc. Class A		98,300	2,104,603

Marsh & McLennan Cos., Inc.		182,300	6,203,669

RenaissanceRe Holdings, Ltd.		9,800	797,328

Sun Life Financial, Inc. (Canada)		63,900	1,584,720

Travelers Cos., Inc. (The)		116,000	8,229,040

			26,849,744
Investment banking/Brokerage (0.5%)

Blackstone Group LP (The)		76,300	1,171,968

Charles Schwab Corp. (The)		280,800	3,813,264

Morgan Stanley		74,940	1,302,457

			6,287,689
Real estate (0.3%)

Equity Residential Trust(R)		21,448	1,231,330

Prologis, Inc.(R)		32,781	1,124,060

Simon Property Group, Inc.(R)		8,362	1,272,780

			3,628,170
Technology (5.0%)

Apple, Inc.		3,900	2,320,890

Autodesk, Inc.(NON)		48,700	1,550,608

Cisco Systems, Inc.		397,200	6,808,008

EMC Corp.(NON)		234,400	5,724,048

Hewlett-Packard Co.		82,800	1,146,780

Honeywell International, Inc.		178,000	10,900,719

IBM Corp.		21,600	4,201,848

Intel Corp.		121,700	2,631,763

KLA-Tencor Corp.		16,400	762,928

L-3 Communications Holdings, Inc.		57,000	4,206,600

Microsoft Corp.		254,300	7,256,451

NetApp, Inc.(NON)		44,100	1,186,290

Oracle Corp.		81,400	2,527,470

Qualcomm, Inc.		51,000	2,987,325

SanDisk Corp.(NON)		25,600	1,069,056

Texas Instruments, Inc.		142,200	3,994,398

Yahoo!, Inc.(NON)		52,900	889,249

			60,164,431
Transportation (0.4%)

FedEx Corp.		34,400	3,164,456

United Parcel Service, Inc. Class B		24,500	1,794,625

			4,959,081
Utilities and power (2.8%)

AES Corp. (The)(NON)		134,100	1,401,345

Ameren Corp.		118,700	3,902,856

American Electric Power Co., Inc.		89,200	3,964,048

Calpine Corp.(NON)		96,300	1,694,880

Dominion Resources, Inc.		32,400	1,710,072

Duke Energy Corp.		38,133	2,504,957

Edison International		100,400	4,712,776

Entergy Corp.		81,000	5,878,980

Exelon Corp.		20,400	729,912

NextEra Energy, Inc.		39,600	2,774,376

PG&E Corp.		111,350	4,734,602

			34,008,804

Total common stocks (cost $606,343,675)			$685,381,704

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.4%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.4%)

Government National Mortgage Association Pass-Through Certificates
3s, TBA, January 1, 2043		$6,000,000	$6,356,250
3s, TBA, November 1, 2042		10,000,000	10,650,781

			17,007,031
U.S. Government Agency Mortgage Obligations (10.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, March 1, 2035		7,214	8,065
4s, July 1, 2042		9,881,684	10,560,277
3s, TBA, November 1, 2042		3,000,000	3,142,266

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038		5,949,893	6,544,030
5s, with due dates from August 1, 2033 to January 1, 2039		2,700,623	2,954,662
4 1/2s, August 1, 2041(FWC)		7,935,761	8,579,612
4 1/2s, TBA, November 1, 2042		33,000,000	35,601,327
3s, TBA, February 1, 2043		18,000,000	18,762,890
3s, TBA, November 1, 2042		32,500,000	34,117,382

			120,270,511

Total U.S. government and agency mortgage obligations (cost $136,718,301)			$137,277,542

U.S. TREASURY OBLIGATIONS (8.5%)(a)
		Principal amount	Value

U.S. Treasury Notes
2 5/8s, February 29, 2016		$14,970,000	$16,050,452
2 3/8s, August 31, 2014		4,750,000	4,930,290
1 1/4s, April 15, 2014		21,300,000	21,606,117
0 1/4s, August 31, 2014		60,300,000	60,261,921

Total U.S. treasury Obligations (cost $102,817,346)			$102,848,780

CORPORATE BONDS AND NOTES (15.9%)(a)
		Principal amount	Value

Basic materials (1.0%)

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)		$245,000	$250,812

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019		275,000	351,683

ArcelorMittal sr. unsec. unsub. 10.1s, 2019 (France)		400,000	477,512

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		290,000	367,564

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018		380,000	466,634

Domtar Corp. company guaranty sr. unsec. unsub. notes 6 1/4s, 2042 (Canada)		395,000	426,890

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042		470,000	510,176

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022		335,000	354,493

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018		200,000	237,905

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017		110,000	114,136

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		850,000	1,171,892

International Paper Co. sr. unsec. notes 9 3/8s, 2019		1,018,000	1,397,530

International Paper Co. sr. unsec. notes 8.7s, 2038		10,000	15,342

International Paper Co. sr. unsec. notes 7.95s, 2018		221,000	287,386

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021		200,000	216,962

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022		285,000	294,357

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019		350,000	433,764

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)		570,000	684,131

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022		167,000	181,490

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019		168,000	182,169

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		385,000	526,693

Sealed Air Corp. sr. notes 7 7/8s, 2017		585,000	623,025

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		17,000	20,470

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		195,000	235,903

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		180,000	218,301

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		550,000	729,019

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)		735,000	832,960

			11,609,199
Capital goods (0.2%)

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		767,000	999,752

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		975,000	1,356,352

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		240,000	284,531

United Technologies Corp. sr. unsec. notes 5.7s, 2040		100,000	134,568

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042		225,000	258,788

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022		135,000	145,362

			3,179,353
Communication services (1.5%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)		200,000	264,129

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)		280,000	290,949

American Tower REIT, Inc. sr. unsec. unsub. notes 4 5/8s, 2015(R)		555,000	596,093

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		705,000	856,668

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		1,194,000	1,598,649

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		1,380,000	1,881,505

CenturyLink, Inc. sr. unsec. debs. Ser. G, 6 7/8s, 2028		715,000	752,301

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039		305,000	312,608

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		225,000	312,561

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040		165,000	203,746

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		710,000	811,333

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)		255,000	305,944

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)		283,000	316,089

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		70,000	94,948

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040		380,000	498,012

NBCUniversal Media, LLC sr. unsec. unsub. notes 5.15s, 2020		295,000	353,278

Qwest Corp. notes 6 3/4s, 2021		462,000	546,813

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)		95,000	144,519

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017		1,125,000	1,263,925

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026		610,000	881,984

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)		300,000	318,194

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)		845,000	912,600

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038		640,000	888,075

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039		355,000	473,842

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2042		210,000	215,784

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018		110,000	153,984

Verizon New Jersey, Inc. debs. 8s, 2022		770,000	1,050,802

Verizon Pennsylvania, Inc. debs. 8.35s, 2030		980,000	1,355,870

			17,655,205
Consumer cyclicals (1.0%)

ADT Corp. (The) 144A company guaranty sr. unsec. notes 4 7/8s, 2042		279,000	300,016

ADT Corp. (The) 144A company guaranty sr. unsec. notes 3 1/2s, 2022		391,000	406,799

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020		475,000	551,113

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030		730,000	1,024,968

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020		430,000	464,938

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040		370,000	443,128

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019		820,000	980,942

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		495,000	546,545

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		200,000	242,500

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016		1,245,000	1,325,943

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)		300,000	403,235

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)		290,000	346,477

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		70,000	79,083

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022		110,000	120,780

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019		310,000	317,439

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024		1,045,000	1,337,454

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022		435,000	449,142

Owens Corning company guaranty sr. unsec. notes 9s, 2019		324,000	413,100

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023		170,000	242,297

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		520,000	761,998

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021		120,000	139,296

Time Warner, Inc. debs. 9.15s, 2023		340,000	486,035

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022		630,000	682,661

			12,065,889
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018		127,000	181,130

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		201,000	283,644

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022		1,055,000	1,056,248

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		165,000	277,463

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		495,000	554,832

Campbell Soup Co. debs. 8 7/8s, 2021		855,000	1,250,208

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017		279,000	297,484

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032		723,558	966,029

CVS Pass-Through Trust 144A pass-through certificates 6.117s, 2013		123,846	124,968

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037		810,000	1,032,372

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)		665,000	626,622

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)		260,000	264,537

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022		820,000	1,181,996

General Mills, Inc. sr. unsec. notes 5.65s, 2019		130,000	159,791

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2040		309,000	430,878

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2042		1,185,000	1,383,926

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017		500,000	607,513

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		535,000	774,021

McDonald's Corp. sr. unsec. notes 5.7s, 2039		600,000	808,485

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042		180,000	207,098

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042		200,000	239,391

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016		460,000	530,210

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)		690,000	770,432

			14,009,278
Energy (1.2%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		985,000	1,345,046

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)		250,000	280,611

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)		655,000	774,995

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		175,000	205,499

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)		475,000	515,233

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		375,000	414,898

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)		825,000	845,114

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019		205,000	253,595

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		340,000	467,496

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041		175,000	226,412

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		220,000	307,900

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		390,000	486,451

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)		300,000	383,585

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		825,000	935,596

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)		355,000	377,129

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	USD	910,000	1,037,365

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		$760,000	1,150,614

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)		675,000	731,363

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		1,080,000	1,315,051

Spectra Energy Capital, LLC sr. notes 8s, 2019		820,000	1,073,634

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021		245,000	268,010

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		480,000	611,308

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019		93,000	123,208

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037		245,000	284,577

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017		280,000	327,131

			14,741,821
Financials (6.7%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)		1,515,000	1,642,215

Aflac, Inc. sr. unsec. notes 6.9s, 2039		500,000	673,867

Aflac, Inc. sr. unsec. notes 6.45s, 2040		345,000	442,297

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.514s, 2017		545,000	534,206

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068		781,000	974,298

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018		665,000	778,235

Aon PLC jr. unsec. sub. notes 8.205s, 2027		1,150,000	1,441,944

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		525,000	611,987

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, 2049 (France)		550,000	518,375

Bank Nederlandse Gemeenten 144A bonds 1 3/4s, 2015 (Netherlands)		12,100,000	12,431,083

Bank of America Corp. sr. unsec. unsub. notes 5 7/8s, 2042		265,000	324,087

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016		1,405,000	1,634,105

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017		315,000	353,643

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		804,000	1,066,337

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)		1,415,000	1,545,438

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017		500,000	599,259

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018		331,000	411,878

BNP Paribas SA 144A jr. unsec. sub. notes FRN 7.195s, 2049 (France)		100,000	98,500

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, 2049 (France)		850,000	790,500

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)		1,040,000	1,203,925

Capital One Bank USA NA sub. notes 8.8s, 2019		385,000	515,733

Capital One Capital III company guaranty jr. unsec. sub. notes 7.686s, 2036		320,000	324,608

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039		227,000	233,810

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018		14,000	16,729

Citigroup, Inc. sr. unsec. sub. FRN 0.678s, 2016		123,000	115,570

Citigroup, Inc. sub. notes 5s, 2014		914,000	967,536

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032		355,000	410,292

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036		600,000	664,372

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		210,000	247,413

CNA Financial Corp. unsec. notes 6 1/2s, 2016		435,000	502,176

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)		1,220,000	1,286,978

Credit Suisse Guernsey sr. unsec. notes 5.3s, 2019		475,000	564,990

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		605,000	786,832

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)		361,000	427,341

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)		19,000	19,546

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021		785,000	863,431

GATX Financial Corp. notes 5.8s, 2016		560,000	625,189

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067		355,000	380,294

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018		260,000	308,838

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.638s, 2016		455,000	443,920

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032		40,000	53,205

General Electric Capital Corp. sr. unsec. notes 6.15s, 2037		1,200,000	1,535,230

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		1,105,000	1,162,230

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		805,000	1,010,524

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		282,000	309,658

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		1,540,000	1,984,390

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		360,000	381,600

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		890,000	781,171

Health Care REIT, Inc. sr. unsec. notes 4 1/8s, 2019(R)		410,000	444,003

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		1,005,000	1,116,234

HSBC Finance Capital Trust IX FRN 5.911s, 2035		2,000,000	1,993,420

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)		905,000	1,111,145

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)		785,000	831,229

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		275,000	295,281

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017		1,000,000	1,182,660

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. notes FRN 1.435s, 2047		2,443,000	1,805,089

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		340,000	350,569

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)		1,080,000	1,176,552

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)		1,020,000	1,123,530

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		815,000	1,254,394

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		1,565,000	2,062,229

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037		1,300,000	1,569,629

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036		590,000	641,346

Metropolitan Life Global Funding I 144A notes 3.65s, 2018		100,000	108,106

Nationwide Financial Services, Inc. notes 5 5/8s, 2015		465,000	490,524

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031		415,000	526,629

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)		1,300,000	1,375,530

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		370,000	384,762

Pacific LifeCorp 144A sr. notes 6s, 2020		365,000	406,082

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022		213,000	234,982

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037		2,020,000	2,199,275

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015		95,000	98,639

Prudential Financial, Inc. sr. notes 7 3/8s, 2019		600,000	770,614

Prudential Financial, Inc. sr. notes 6.2s, 2015		190,000	209,299

Prudential Holdings, LLC sr. notes FRN Ser. AGM, 1.26s, 2017		210,000	201,639

Rabobank Nederland 144A jr. unsec. sub. notes FRN 11s, Perpetual maturity (Netherlands)		465,000	621,938

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)		270,000	278,299

Royal Bank of Scotland Group PLC sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)		560,000	641,704

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 6.4s, 2019 (United Kingdom)		355,000	412,794

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)		900,000	918,000

Standard Chartered PLC 144A jr. sub. bonds FRB 7.014s, 2049 (United Kingdom)		600,000	630,000

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.389s, 2037		1,790,000	1,373,776

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)		265,000	316,049

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019		480,000	562,453

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039		750,000	1,038,652

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)		555,000	589,836

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017		1,060,000	1,265,484

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		570,000	705,527

Wells Fargo Bank NA unsec. sub. notes FRN 0.647s, 2016		710,000	692,160

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, Perpetual maturity		1,010,000	1,005,485

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		710,000	806,382

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037		214,000	227,910

			81,049,625
Government (0.5%)

International Bank for Reconstruction & Development unsec. unsub. bonds 7 5/8s, 2023	USD	4,000,000	5,972,240

			5,972,240
Health care (0.2%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		$95,000	129,009

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042		205,000	241,777

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021		450,000	526,191

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037		335,000	445,285

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		121,000	135,213

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		300,000	335,531

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042		195,000	210,192

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022		155,000	158,487

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017		40,000	40,631

WellPoint, Inc. notes 7s, 2019		155,000	198,021

			2,420,337
Technology (0.1%)

Dell, Inc. sr. unsec. notes 5 7/8s, 2019		715,000	847,494

Xerox Corp. sr. unsec. notes 4 1/2s, 2021		395,000	417,748

			1,265,242
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		605,000	741,717

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040		145,000	186,312

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		150,831	164,029

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		334,402	358,646

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042		205,000	228,963

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		390,000	493,247

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018		185,000	188,334

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		694,398	808,974

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014		590,000	629,870

			3,800,092
Utilities and power (2.0%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013		500,000	508,040

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		510,000	617,878

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		120,000	132,154

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017		1,230,000	1,496,942

Beaver Valley Funding Corp. sr. bonds 9s, 2017		314,000	321,624

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016		975,000	1,100,351

Bruce Mansfield Unit pass-through certificates 6.85s, 2034		1,247,822	1,328,930

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033		500,000	651,064

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042		220,000	243,626

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.662s, 2066		2,310,000	2,134,439

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017		10,000	12,153

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		450,000	502,763

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		685,000	699,728

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032		490,000	716,272

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020		235,000	283,692

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)		655,000	916,667

Electricite de France SA (EDF) 144A sr. notes 5.6s, 2040 (France)		640,000	768,731

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)		360,000	381,013

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		690,000	871,102

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		240,000	274,489

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		370,000	398,494

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)		185,000	200,334

ITC Holdings Corp. 144A notes 5 7/8s, 2016		270,000	308,376

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		365,000	429,875

Kansas Gas and Electric Co. bonds 5.647s, 2021		282,829	307,744

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019		295,000	386,197

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		350,000	483,741

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037		140,000	182,939

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016		331,000	372,909

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022		145,000	156,840

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		1,285,000	1,446,952

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067		656,000	698,640

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017		110,000	133,387

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019		889,000	1,203,889

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)		975,000	1,047,765

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		210,000	228,495

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067		1,945,000	2,086,013

			24,034,248

Total corporate bonds and notes (cost $167,478,358)			$191,802,529

INVESTMENT COMPANIES (1.6%)(a)
		Shares	Value

Financial Select Sector SPDR Fund		764,800	$12,145,024

Utilities Select Sector SPDR Fund		100,000	3,687,000

Vanguard MSCI Emerging Markets ETF		81,300	3,373,137

Total investment Companies (cost $17,086,211)			$19,205,161

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
		Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.		47,616	$1,935,590

PPL Corp. $4.75 cv. pfd.		47,308	2,565,513

PPL Corp. $4.375 cv. pfd.		43,000	2,328,020

United Technologies Corp. $3.75 cv. pfd.		63,939	3,477,003

Total convertible preferred stocks (cost $10,446,491)			$10,306,126

MORTGAGE-BACKED SECURITIES (0.6%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage, Inc. FRB Ser. 05-1, Class A4, 5.072s, 2042		$2,305,000	$2,394,665

Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.524s, 2043		5,226,205	90,030
Ser. T-56, Class 3, IO, 0.484s, 2043		6,265,275	82,232
Ser. T-56, Class 1, IO, 0.299s, 2043		8,100,129	60,751
Ser. T-56, Class 2, IO, 0.131s, 2043		7,535,076	23,547

Federal National Mortgage Association Ser. 01-79, Class BI, IO, 0.312s, 2045		1,666,007	15,424

GS Mortgage Securities Corp. II 144A Ser. 98-C1, Class F, 6s, 2030		677,948	698,414

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		715,303	733,186
Ser. 99-C1, Class G, 6.41s, 2031		765,731	769,560
Ser. 98-C4, Class H, 5.6s, 2035		1,074,000	1,170,128

Morgan Stanley Capital I FRB Ser. 07-HQ12, Class A2, 5.576s, 2049		984,346	1,010,923

Total mortgage-backed securities (cost $6,360,790)			$7,048,860

MUNICIPAL BONDS AND NOTES (0.2%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$215,000	$289,992

IL State G.O. Bonds
4.421s, 1/1/15		420,000	445,826
4.071s, 1/1/14		1,250,000	1,294,863

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		350,000	479,192

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		275,000	324,250

Total municipal bonds and notes (cost $2,511,474)			$2,834,123

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017		$350,000	$385,293

Korea Development Bank sr. unsec. unsub. notes 4s, 2016		450,000	486,470

Total foreign government and agency bonds and notes (cost $796,728)			$871,763

ASSET-BACKED SECURITIES (0.1%)(a)
		Principal amount	Value

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		$194,241	$19

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.211s, 2037 (Cayman Islands)		308,000	277,200

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.964s, 2032		311,977	180,946

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028		872,208	135,192

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		1,967,010	196,701

Total asset-backed securities (cost $595,751)			$790,058

SHORT-TERM INVESTMENTS (13.6%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)		127,709,083	$127,709,083

Straight-A Funding, LLC commercial paper with an effective yield of 0.160%, November 17, 2012		$10,050,000	10,049,699

Straight-A Funding, LLC commercial paper with an effective yield of 0.160%, January 18, 2013		16,500,000	16,494,560

Straight-A Funding, LLC commercial paper with an effective yield of 0.158%, December 13, 2012		10,000,000	9,998,133

Total short-term investments (cost $164,251,305)			$164,251,475

TOTAL INVESTMENTS

Total investments (cost $1,215,406,430)(b)			$1,322,618,121

TBA SALE COMMITMENTS OUTSTANDING at 10/31/12 (proceeds receivable $33,911,719) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, November 1, 2042	$8,000,000	11/14/12	$8,630,625
Federal National Mortgage Association, 3s, November 1, 2042	18,000,000	11/14/12	18,895,781
Government National Mortgage Association, 3s, November 1, 2042	6,000,000	11/20/12	6,390,468

Total			$33,916,874

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,205,091,052.
(b)	The aggregate identified cost on a tax basis is $1,219,239,380, resulting in gross unrealized appreciation and depreciation of $129,453,033 and $26,074,292, respectively, or net unrealized appreciation of $103,378,741.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$145,927,690	$87,860,191	$106,078,798	$47,498	$127,709,083
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(FWC)	Forward commitment, in part or in entirety.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $74,581,250 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$18,404,675	$—	$—
Capital goods	28,635,729	—	—
Communication services	38,703,756	—	—
Conglomerates	20,199,219	—	—
Consumer cyclicals	69,908,618	—	—
Consumer staples	56,682,395	—	—
Energy	96,589,553	—	—
Financials	144,562,245	—	—
Health care	112,563,198	—	—
Technology	60,164,431	—	—
Transportation	4,959,081	—	—
Utilities and power	34,008,804	—	—
Total common stocks	685,381,704	—	—
Asset-backed securities	$—	$790,058	$—
Convertible preferred stocks	3,477,003	6,829,123	—
Corporate bonds and notes	—	191,802,529	—
Foreign government and agency bonds and notes	—	871,763	—
Investment Companies	19,205,161	—	—
Mortgage-backed securities	—	7,048,860	—
Municipal bonds and notes	—	2,834,123	—
U.S. Government and Agency Mortgage Obligations	—	137,277,542	—
U.S. Treasury Obligations	—	102,848,780	—
Short-term investments	127,709,083	36,542,392	—

Totals by level	$835,772,951	$486,845,170	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	—	33,916,874	—

Totals by level	$—	$33,916,874	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 28, 2012